Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Time charter revenue	$ 36,062,202	$ 24,278,048	$ 21,409,236
Voyage charter revenue	206,682	559,319	47,979
Related party management fee income		240,000	240,000
Commissions (including, $268,658, $310,467 and $453,361, respectively, to related party)	(1,844,147)	(1,318,248)	(1,151,879)
Net revenue, continuing operations	34,424,737	23,759,119	20,545,336
Operating expenses
Voyage expenses	1,261,088	1,564,489	1,209,085
Vessel operating expenses (including, $175,761, $190,723 and $256,069, respectively, to related party)	19,986,170	15,019,342	13,853,444
Other operating income		(499,103)
Dry-docking expenses	2,774,924	571,291	2,204,784
Vessel depreciation	3,305,951	3,585,965	4,959,487
Related party management fees	3,536,094	2,632,637	2,399,461
Other general and administrative expenses (including $1,479,374, $1,306,476 and $1,561,126, respectively, to related party)	2,565,502	2,502,203	2,673,594
Net gain on sale of vessels	(1,340,952)	(803,811)	(10,597)
Loss on write-down of vessels held for sale		4,595,819	5,924,668
Total operating expenses, continuing operations	32,088,777	29,168,832	33,213,926
Operating (loss) / income, continuing operations	2,335,960	(5,409,713)	(12,668,590)
Other income/(expenses)
Interest and other financing costs	(3,050,768)	(1,554,695)	(1,370,830)
(Loss) / gain on derivatives, net	(44,343)	12,389	(119,154)
Other investment income			1,024,714
Impairment of other investment			(4,421,452)
Foreign exchange (loss) / gain	13,963	(30,214)	(31,033)
Interest income	81,792	37,972	22,277
Other expenses, net, continuing operations	(2,999,356)	(1,534,548)	(4,895,478)
Equity loss in joint venture			(2,444,627)
Impairment in joint venture			(14,071,075)
Net loss, continuing operations	(663,396)	(6,944,261)	(34,079,770)
Dividends to Series B preferred shares	(1,335,733)	(1,808,811)	(1,725,699)
Net loss attributable to common shareholders, continuing operations	$ (1,999,129)	$ (8,753,072)	$ (35,805,469)
Loss per share attributable to common shareholders - basic and diluted, continuing operations (in dollars per share)	$ (0.18)	$ (0.79)	$ (4.38)
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	11,318,197	11,067,524	8,165,703
Net (loss) / income attributable to common shareholders, discontinued operations	$ 554,506	$ 849,701	$ (10,141,353)
Net loss attributable to common shareholders	$ (1,444,623)	$ (7,903,371)	$ (45,946,822)